WARRANT LIBILITY (Tables)	6 Months Ended
Jun. 30, 2015
WARRANT LIBILITY [Abstract]
Schedule of assumptions used to estimate fair value of warrants using the Monte Carlo Simulation
As June 30,
2015
Stock price	$1.37
Exercise price	$6.04
Annual dividend yield	-%
Time to maturity	2.2
Risk-free interest rate	0.71%
Expected volatility	79.4%

Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs
As June 30,
2015
Beginning balance	$1,890
Warrants issued	-
Fair value change of the issued warrants included in earnings	(840)
Ending balance	$1,050

Summary of the warrants activity
	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2014	10,500,000	$3.02	2.7
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding as of June 30, 2015	10,500,000	$3.02	2.2